SHARE-BASED COMPENSATION - Share Options And SARs Fair Value Assumptions (Details) - Options and SARs - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)	39.00%	40.00%
Risk-free interest rate (as a percent)		2.23%
Expected life of the awards		7 years 2 months 9 days
Weighted-average grant date fair value of awards (in dollars per share)	$ 14.62	$ 11.86
Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	2.72%
Expected life of the awards	7 years 26 days
Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	2.90%
Expected life of the awards	7 years 1 month 10 days